CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES

NOTE 7. - CONVERTIBLE NOTES

ISSUED DECEMBER 14, 2011

The Company issued Convertible Notes on December 14, 2011 in a negotiated sale with 24 investors in the total face amount of $1,926,250. The Convertible Notes were sold for $1,675,000 - an original issue discount (OID) of $251,250. The Convertible Notes do not bear interest and the total face amount was due December 14, 2012. The Convertible Notes can be converted, at the option of each holder, in whole or in part, into shares of the Company's common stock at an original conversion price of $0.75 per share at which time the holder shall also receive warrants equal to 120% of the number of shares of Company common stock into which such Convertible Notes have been then converted. Such warrants will have a term of five years and an exercise price of $1.50 per share of common stock. The Company can also force the investors to decide whether to convert by sending a 15-day written notice in which each investor is forced to decide whether to convert or get repaid. The Company had the right to mandatorily require the conversion of the Convertible Notes in the event the Company engaged in a subsequent financing transaction of at least $5,000,000 in shares of Company's common stock with a sale price equal to or greater than $0.80 per share or debt securities which are convertible into shares of Company common stock with a conversion price equal to or greater than $0.80 per share of common stock. Also, in the event of a subsequent financing transaction of at least $5,000,000, the note holders have "piggyback' registration rights of the common shares and warrants underlying the conversion of the Convertible Notes. The Convertible Notes contain "down round" provisions which provide for adjustments to the conversion price if the Company issues shares of common stock of 22nd Century Group at a price that is less than the exercise price. The conversion feature was not considered to be a derivative because it does not have a net cash settlement provision as a result of the limited market and trading activity for the underlying stock. To the extent the Convertible Notes are converted, the warrants issued at conversion have a "down round provision" and will be classified as derivatives for accounting purposes, which (similarly to the January 25, 2011 Warrants) means they are reported as a liability and marked to market at each balance sheet date.

The Company's common stock closed at $0.90 per share on December 14, 2011, which is greater than the portion of the conversion price under the Convertible Notes allocated to the underlying common shares. This difference is a beneficial conversion feature (BCF) which was valued at $1,062,758 at the issue date and recorded as debt discount and additional paid in capital. This BCF was amortized over the one year life of the Convertible Notes.

During the years ended December 31, 2012 and 2011, $1,284,363 and $29,645, respectively, of the debt discount was amortized and recorded as interest expense related to the OID and BCF discounts, leaving $0 of unamortized debt discount as of December 31, 2012 ($1,284,363 as of December 31, 2011).

Three of the Company's executive officers at the time of issuance acquired a portion of the Convertible Notes - with a face value of $368,000 for cash of $105,000 and conversion of $215,000 short term unsecured 12% notes issued by the Company earlier in 2011.

During the year ended December 31, 2012 notes with a face amount of $120,750 (carrying value at time of conversion of approximately $55,000, net of unamortized discount) were converted into 161,494 shares of common stock and warrants to purchase 193,793 shares of common stock. As a result of the conversion, the unamortized portion of the debt discount amounting to approximately $66,000 was immediately charged to interest and a derivative warrant liability valued at approximately $152,000 was recorded. The difference in the warrant value and debt relieved amounting to approximately $31,000 was also charged to interest expense. Included in note conversions during the year ended December 31, 2012 was a note converted by an officer with a face amount of $86,250 converted into 115,000 shares of common stock and warrants to purchase 138,000 shares of common stock.

All of the Convertible Notes issued on December 14, 2011 have been either converted or paid off in full subsequent to December 31, 2012. At December 31, 2012 notes with a total face and carrying value of $1,805,500 remained outstanding; of this amount $1,523,750 were extended, by agreement with the note holders, to April 14, 2013 at 15% interest per annum. From January 1, 2013 to February 6, 2013, $1,408,750 of the notes (together with accrued interest), with an adjusted conversion price of $0.7004 were converted into 2,035,720 shares of common stock and five-year warrants to purchase 2,662,769 shares of common stock at $1.50 per share; the Company discharged the remaining note principal of $396,750 by payment in cash of $339,250 and issuing a new note of $57,500 maturing in August 2013. A $247,250 note held by an executive officer and another note of $30,000 were discharged through payments in cash. Subsequent to this repayment, the Company issued a promissory note to the executive officer in the amount of $150,000, with 15% interest per annum and maturing on July 1, 2013. A third note of $115,000 plus interest was discharged through a payment of $58,340 in conjunction with a new note being issued for the same amount. In connection with the issuance of preferred shares in January 2013, the note holders entered into a lock-up agreement with the Company which limits their ability to sell any of the shares received as a result of the conversion of the notes and received additional warrants (five year term at $1.50 exercise price) to purchase 239,900 shares of common stock.

ISSUED AUGUST 9, 2012

The Company issued convertible notes on August 9, 2012 in a negotiated sale with 4 investors in the total face amount of $222,600. The convertible notes were sold for $210,000 - an original issue discount (OID) of $12,600. The convertible notes do not bear interest and the total face amount is due August 9, 2013 together with warrants equal to 50% of the number of shares of Company common stock into which such convertible notes could have been converted. These warrants were valued at $92,750 and represent additional debt discount and warrant liability. The convertible notes can be converted, at the option of each holder, in whole or in part, into shares of the Company's common stock at $0.60 per share at which time the holder shall also receive warrants equal to 100% of the number of shares of Company common stock into which such convertible notes have been then converted. Additional warrants issued as a result of conversion will be valued and recorded as a warrant liability at that time and will reduce the equity recorded as a result of the conversion. In the event the warrant value exceeds the amount of equity, an immediate charge to other expense will be recorded. The warrants issued upon conversion or maturity will have a term of five years and an exercise price of $1.00 per share of common stock. The conversion feature was not considered to be a derivative because it does not have a net cash settlement provision as a result of the limited market and trading activity for the underlying stock. The warrants to be issued upon conversion or maturity have a "down round provision" and will be classified as derivatives for accounting purposes, which (similarly to previously issued Warrants) means they are reported as a liability and marked to market at each balance sheet date.

The Company's common stock closed at $0.45 per share on August 9, 2012, which is greater than the portion of the conversion price under the convertible cotes allocated to the underlying common shares. This difference is a beneficial conversion feature (BCF) which was valued at $116,600 at the issue date and recorded as debt discount and additional paid in capital. This BCF is being amortized over the one year life of the convertible notes.

During the year ended December 31, 2012, $87,654 of debt discount was amortized and recorded as interest expense related to the OID, warrant and BCF discounts, leaving $134,296 of unamortized debt discount as of December 31, 2012.

The following table summarizes convertible notes and related discount.

	December 31,	December 31,
	2012	2011

Face value of all convertible notes payable through maturity	$2,028,100	$1,926,250
Less unamortized original issue discount	(63,787)	(245,582)
Less unamortized discount related to BCF	(70,509)	(1,038,782)
Convertible Notes, net of unamortized debt discount	$1,893,804	$641,886

Carrying value of December 14, 2011 Convertible Notes	$1,805,500	$641,886
Carrying value of August 9, 2012 convertible notes	$88,304	$-